SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
SHORT-TERM INVESTMENTS
Schedule of short-term investments

December 31,
2017
RMB
AFS investments
-Wealth management products and trust plans	863,766
-Private equity funds	185,279
Reverse repurchase agreements	162,961

Total	1,212,006

	December 31,
	2018	2018
	RMB	(Note2) USD
		Unaudited
Equity securities
-Listed equity securities	635,017	92,359
-Wealth management products	149,844	21,794
-Private equity funds	157,476	22,904
-Others	3,073	447
Reverse repurchase agreements	533,699	77,623
Total	1,479,109	215,127

Schedule of available-for-sale investments, fair value to amortized cost

		Gross
		unrealized
	Aggregate	holding gains/
At December 31, 2018	cost basis	(losses)	Aggregate fair value
	RMB	RMB	RMB	USD
				(Note2)
				Unaudited

Listed equity securities	656,154	(21,137)	635,017	92,359
Wealth management products	149,538	306	149,844	21,794
Private equity funds	148,100	9,376	157,476	22,904
Total	953,792	(11,455)	942,337	137,057

		Gross
	Aggregate	unrealized	Aggregate
At December 31, 2017	cost basis	holding losses	fair value
	RMB	RMB	RMB

Available-for-sale investments	1,050,160	(1,115)	1,049,045
Total	1,050,160	(1,115)	1,049,045